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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05460

AIM Treasurer’s Series Trust

(Invesco Treasurer’s Series Trust)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Sheri Morris

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 8/31

Date of reporting period: 5/31/16

Item 1. Schedule of Investments.

Premier Portfolio
Premier U.S. Government Money Portfolio
Premier Tax-Exempt Portfolio
Quarterly Schedule of Portfolio Holdings
May 31, 2016

invesco.com/us	CM-I-TST-QTR-1	05/16	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2016

(Unaudited)

Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Certificates of Deposit–44.06%
Bank of Montreal (a)	0.56%	07/19/2016	$45,000	$45,000,000
Bank of Montreal (a)(b)	0.78%	09/07/2016	50,000	50,000,000
Bank of Montreal (a)(b)	0.85%	11/10/2016	40,000	40,000,000
Bank of Nova Scotia (a)(b)	0.81%	09/30/2016	42,000	42,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) (a)	0.37%	06/07/2016	50,000	50,000,000
BNP Paribas S.A. (a)	0.28%	06/01/2016	185,000	185,000,000
Canadian Imperial Bank of Commerce (a)	0.29%	06/01/2016	300,000	300,000,000
Canadian Imperial Bank of Commerce (a)	0.85%	08/25/2016	25,000	25,000,000
Canadian Imperial Bank of Commerce (a)	0.90%	09/20/2016	25,000	25,000,000
Canadian Imperial Bank of Commerce (a)	0.93%	11/21/2016	40,000	40,000,000
Citibank, N.A.	0.63%	06/06/2016	32,000	32,000,000
Credit Agricole Corporate & Investment Bank (a)	0.71%	08/01/2016	40,000	40,000,000
Credit Industriel et Commercial (a)	0.37%	06/01/2016	120,000	120,000,000
Dexia Credit Local S.A. (a)(b)	0.78%	09/13/2016	37,000	37,000,000
Dexia Credit Local S.A. (a)(d)	0.87%	11/14/2016	40,000	40,000,000
DNB Bank ASA (a)	0.28%	06/01/2016	450,000	450,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank (a)	0.65%	08/03/2016	50,000	50,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank (a)	0.66%	06/06/2016	60,000	60,000,000
HSBC Bank PLC (a)(b)(d)	0.89%	11/17/2016	40,000	40,000,000
KBC Bank N.V. (a)	0.38%	06/01/2016	110,000	110,000,000
Lloyds Bank PLC (a)	0.28%	06/01/2016	290,000	290,000,000
Mitsubishi UFJ Trust & Banking Corp. (a)	0.63%	07/26/2016	67,000	67,000,000
Mizuho Bank, Ltd. (a)	0.61%	08/17/2016	30,000	29,998,070
Mizuho Bank, Ltd. (a)	0.62%	07/22/2016	75,000	75,000,000
Mizuho Bank, Ltd. (a)	0.66%	07/21/2016	25,000	25,001,553
Natixis (a)	0.29%	06/01/2016	300,000	300,000,000
Nordea Bank Finland PLC (a)	0.27%	06/01/2016	483,000	483,000,000
Norinchukin Bank (The) (a)	0.60%	07/08/2016	80,000	80,000,000
Norinchukin Bank (The) (a)	0.62%	08/02/2016	57,000	57,000,000
Royal Bank of Canada (a)(b)	0.79%	10/03/2016	100,000	100,000,000
Skandinaviska Enskilda Banken AB (a)	0.28%	06/01/2016	350,000	350,000,000
Sumitomo Mitsui Trust Bank Ltd. (a)	0.62%	07/01/2016	25,000	25,000,000
Sumitomo Mitsui Trust Bank Ltd. (a)	0.65%	08/02/2016	58,000	58,000,000
Sumitomo Mitsui Trust Bank Ltd. (a)	0.68%	07/22/2016	40,000	40,001,694
Svenska Handelsbanken AB (a)(b)	0.77%	09/19/2016	37,000	37,000,000
Swedbank AB (a)	0.36%	06/02/2016	110,000	110,000,000
Swedbank AB (a)	0.36%	06/07/2016	170,000	170,000,000
Toronto-Dominion Bank (The) (a)	0.59%	08/05/2016	60,000	60,000,000
Toronto-Dominion Bank (The) (a)(b)	0.68%	08/17/2016	20,000	20,000,000
Toronto-Dominion Bank (The) (a)(b)	0.81%	11/07/2016	30,000	30,000,000
UBS AG (a)	0.85%	08/05/2016	31,000	31,000,000
UBS AG (a)(b)	0.85%	12/13/2016	40,000	40,000,000
Total Certificates of Deposit (Cost $4,259,001,317)				4,259,001,317

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–38.63%(c)
Asset-Backed Securities - Consumer Receivables–1.94%
Old Line Funding, LLC (d)	0.64%	08/10/2016	$35,000	$34,956,444
Old Line Funding, LLC (d)	0.70%	08/16/2016	30,000	29,955,667
Old Line Funding, LLC (d)	0.70%	08/17/2016	34,000	33,949,095
Old Line Funding, LLC (d)	0.74%	09/16/2016	34,000	33,925,219
Thunder Bay Funding, LLC (d)	0.65%	07/27/2016	20,000	19,979,778
Thunder Bay Funding, LLC (d)	0.66%	07/26/2016	20,000	19,979,833
Thunder Bay Funding, LLC (d)	0.70%	08/23/2016	15,000	14,975,792
				187,721,828
Asset-Backed Securities - Fully Supported–1.38%
Atlantic Asset Securitization LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.) (a)(d)	0.58%	07/19/2016	13,000	12,989,947
Kells Funding LLC (CEP-FMS Wertmanagement) (a)(d)	0.58%	07/13/2016	10,000	9,993,233
Kells Funding LLC (CEP-FMS Wertmanagement) (a)(d)	0.58%	07/20/2016	40,000	39,968,422
Kells Funding LLC (CEP-FMS Wertmanagement) (a)(d)	0.59%	07/21/2016	30,000	29,975,417
Kells Funding LLC (CEP-FMS Wertmanagement) (a)(d)	0.61%	06/02/2016	40,000	39,999,322
				132,926,341
Asset-Backed Securities - Fully Supported Bank–13.67%
Albion Capital LLC (CEP-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)) (a)(d)	0.44%	06/16/2016	84,668	84,652,478
Albion Capital LLC (CEP-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)) (a)(d)	0.48%	06/27/2016	30,000	29,989,600
Anglesea Funding LLC (Multi-CEP’s) (a)(d)	0.53%	06/01/2016	10,000	10,000,000
Anglesea Funding LLC (Multi-CEP’s) (a)(d)	0.62%	07/01/2016	50,000	49,974,167
Anglesea Funding LLC (Multi-CEP’s) (a)(b)(d)	0.71%	07/18/2016	47,000	47,000,000
Barton Capital S.A. (CEP-Societe Generale S.A.) (a)(b)(d)	0.60%	10/04/2016	10,000	10,000,000
Barton Capital S.A. (CEP-Societe Generale S.A.) (a)(b)(d)	0.62%	07/07/2016	25,000	25,000,000
Barton Capital S.A. (CEP-Societe Generale S.A.) (a)(d)	0.63%	08/04/2016	30,000	29,966,400
Cancara Asset Securitisation LLC (CEP-Lloyds Bank PLC) (a)	0.60%	06/06/2016	85,000	84,992,917
Cancara Asset Securitisation LLC (CEP-Lloyds Bank PLC) (a)	0.60%	06/14/2016	35,000	34,992,417
Cancara Asset Securitisation LLC (CEP-Lloyds Bank PLC) (a)	0.60%	07/07/2016	25,000	24,985,000
Cancara Asset Securitisation LLC (CEP-Lloyds Bank PLC) (a)	0.60%	07/14/2016	20,000	19,985,667
Cancara Asset Securitisation LLC (CEP-Lloyds Bank PLC) (a)	0.60%	07/19/2016	25,000	24,980,000
Cedar Springs Capital Co. (CEP-UBS AG) (a)(d)	0.65%	07/11/2016	19,856	19,841,660
Collateralized Commercial Paper Co., LLC (CEP-JPMorgan Securities LLC) (b)	0.68%	07/14/2016	36,000	36,000,000
Collateralized Commercial Paper Co., LLC (CEP-JPMorgan Securities LLC) (b)	0.79%	08/22/2016	27,000	27,000,000
Collateralized Commercial Paper II Co., LLC (CEP-JPMorgan Securities LLC) (b)(d)	0.69%	07/22/2016	40,000	40,000,000
Collateralized Commercial Paper II Co., LLC (CEP-JPMorgan Securities LLC) (d)	0.87%	09/12/2016	25,000	24,937,771
Collateralized Commercial Paper II Co., LLC (CEP-JPMorgan Securities LLC) (d)	0.88%	11/10/2016	20,000	19,920,800
Institutional Secured Funding LLC (Multi-CEP’s) (a)(d)	0.57%	06/17/2016	13,000	12,996,707
Institutional Secured Funding LLC (Multi-CEP’s) (a)(d)	0.60%	06/06/2016	55,000	54,995,417
Institutional Secured Funding LLC (Multi-CEP’s) (a)(d)	0.61%	07/26/2016	25,000	24,976,701
Liberty Street Funding LLC (CEP-Bank of Nova Scotia) (a)(d)	0.58%	07/12/2016	24,000	23,984,147
Liberty Street Funding LLC (CEP-Bank of Nova Scotia) (a)(d)	0.69%	07/11/2016	40,000	39,969,333
Liberty Street Funding LLC (CEP-Bank of Nova Scotia) (a)(d)	0.86%	11/16/2016	20,000	19,919,733
LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.) (a)(d)	0.61%	07/11/2016	50,000	49,966,111
Manhattan Asset Funding Co., LLC (CEP-Sumitomo Mitsui Banking Corp.) (a)	0.52%	07/06/2016	30,000	29,984,833
Manhattan Asset Funding Co., LLC (CEP-Sumitomo Mitsui Banking Corp.) (a)	0.53%	07/07/2016	43,918	43,894,723
Matchpoint Finance PLC (CEP-BNP Paribas S.A.) (a)(d)	0.40%	06/01/2016	28,000	28,000,000
Matchpoint Finance PLC (CEP-BNP Paribas S.A.) (a)(d)	0.69%	07/01/2016	35,000	34,979,875
Mountcliff Funding LLC (Multi-CEP’s) (a)(d)	0.65%	07/06/2016	24,000	23,984,833
Mountcliff Funding LLC (Multi-CEP’s) (a)(d)	0.65%	08/01/2016	35,000	34,961,451
Regency Markets No. 1 LLC (CEP-HSBC Bank PLC) (a)(d)	0.37%	06/03/2016	62,000	61,998,725
Regency Markets No. 1 LLC (CEP-HSBC Bank PLC) (a)(d)	0.44%	06/20/2016	20,000	19,995,356

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Asset-Backed Securities - Fully Supported Bank– (continued)
Regency Markets No. 1 LLC (CEP-HSBC Bank PLC) (a)(d)	0.44%	06/29/2016	$36,000	$35,987,680
Regency Markets No. 1 LLC (CEP-HSBC Bank PLC) (a)(d)	0.45%	06/17/2016	22,000	21,995,600
Ridgefield Funding Co. LLC (CEP-BNP Paribas S.A.) (a)(b)(d)	0.61%	10/12/2016	45,000	45,000,000
Ridgefield Funding Co. LLC (CEP-BNP Paribas S.A.) (a)(d)	0.62%	07/25/2016	30,000	29,972,100
Ridgefield Funding Co. LLC (CEP-BNP Paribas S.A.) (a)(b)(d)	0.76%	10/12/2016	25,000	25,000,000
Working Capital Management Co. (CEP-Mizuho Bank, Ltd.) (a)(d)	0.46%	06/20/2016	15,000	14,996,358
				1,321,778,560
Asset-Backed Securities - Multi-Purpose–1.78%
CHARTA, LLC (d)	0.83%	07/06/2016	27,500	27,477,809
Nieuw Amsterdam Receivables Corp. (a)(d)	0.54%	07/05/2016	40,000	39,979,600
Nieuw Amsterdam Receivables Corp. (a)(d)	0.69%	08/15/2016	20,000	19,971,250
Versailles Commercial Paper LLC (d)	0.67%	07/05/2016	35,000	34,977,853
Versailles Commercial Paper LLC (d)	0.70%	09/01/2016	50,000	49,910,555
				172,317,067
Diversified Banks–10.70%
Abbey National Treasury Services PLC (a)	0.59%	08/08/2016	30,000	29,966,567
Abbey National Treasury Services PLC (a)	0.62%	08/01/2016	52,000	51,945,371
Bank of New York Mellon (The)	0.35%	06/07/2016	110,000	109,993,583
BNP Paribas S.A. (a)	0.37%	06/03/2016	93,000	92,998,088
BNP Paribas S.A. (a)	0.70%	07/05/2016	41,000	40,972,894
Commonwealth Bank of Australia (a)(b)(d)	0.79%	08/22/2016	27,000	27,000,000
Credit Agricole Corporate & Investment Bank (a)	0.36%	06/07/2016	100,000	99,994,000
DBS Bank Ltd. (a)(d)	0.59%	07/11/2016	20,000	19,986,889
Dexia Credit Local S.A. (a)	0.65%	09/12/2016	30,000	29,944,208
DNB Bank ASA (a)(d)	0.88%	09/12/2016	25,000	24,937,056
HSBC Bank PLC (a)(b)(d)	0.84%	09/06/2016	31,000	31,000,000
ING (US) Funding LLC (a)	0.67%	06/01/2016	52,000	52,000,000
ING (US) Funding LLC (a)	0.67%	06/13/2016	35,000	34,992,183
ING (US) Funding LLC (a)	0.69%	08/02/2016	25,000	24,970,292
ING (US) Funding LLC (a)	0.70%	08/08/2016	30,000	29,960,333
ING (US) Funding LLC (a)	0.70%	09/09/2016	50,000	49,902,778
Mizuho Bank, Ltd. (a)(d)	0.60%	06/10/2016	50,000	49,992,500
Natixis (a)	0.70%	08/01/2016	55,000	54,934,764
Societe Generale S.A. (a)	0.64%	08/01/2016	95,000	94,897,783
Sumitomo Mitsui Trust Bank Ltd. (a)(d)	0.61%	08/08/2016	50,000	49,942,389
Westpac Banking Corp. (a)(b)(d)	0.75%	08/08/2016	34,000	34,000,000
				1,034,331,678
Integrated Oil & Gas–1.41%
Total Capital Canada Ltd. (a)	0.60%	07/13/2016	64,555	64,509,812
Total Capital Canada Ltd. (a)(d)	0.60%	07/15/2016	72,000	71,947,200
				136,457,012
Other Diversified Financial Services- 0.57%
ABN Amro Funding USA LLC (a)(d)	0.68%	08/08/2016	55,000	54,929,356
Regional Banks–5.84%
Banque et Caisse d’Epargne de l’Etat (a)	0.41%	06/06/2016	30,000	29,998,292
Caisse Centrale Desjardins (a)(d)	0.39%	06/01/2016	20,000	20,000,000
Danske Corp. (a)(d)	0.65%	08/03/2016	70,000	69,920,987
Danske Corp. (a)(d)	0.65%	09/01/2016	60,000	59,900,333
HSBC Bank PLC (a)(d)	0.82%	08/09/2016	35,000	34,945,327
Macquarie Bank Ltd. (a)(d)	0.60%	08/15/2016	20,000	19,975,000
Macquarie Bank Ltd. (a)(d)	0.61%	08/04/2016	20,000	19,978,311
Macquarie Bank Ltd. (a)(d)	0.75%	06/29/2016	55,000	54,967,916

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Regional Banks – (continued)
Mitsubishi UFJ Trust & Banking Corp. (a)	0.65%	07/29/2016	$22,000	$21,976,961
Mitsubishi UFJ Trust & Banking Corp. (a)	0.65%	08/11/2016	30,000	29,961,542
Sumitomo Mitsui Banking Corp. (a)(d)	0.60%	06/01/2016	80,000	80,000,000
Sumitomo Mitsui Banking Corp. (a)(d)	0.61%	07/01/2016	85,000	84,956,792
Sumitomo Mitsui Banking Corp. (a)(d)	0.65%	08/10/2016	38,000	37,951,972
				564,533,433
Specialized Finance—0.34%
CDP Financial Inc. (a)(d)	0.65%	08/19/2016	33,000	32,952,929
Thrifts & Mortgage Finance– 1.00%
Nationwide Building Society (a)(d)	0.69%	08/10/2016	57,000	56,923,525
Nationwide Building Society (a)(d)	0.73%	09/15/2016	40,000	39,914,022
				96,837,547
Total Commercial Paper (Cost $3,734,785,751)				3,734,785,751
Notes–2.90%
New York Life Global Funding, Sec. Floating Rate Notes (a)(d)	0.68%	08/05/2016	25,000	25,000,000
Wells Fargo Bank, N.A., Sr. Unsec. Medium-Term Floating Rate Notes (a)	0.69%	10/19/2016	80,000	80,000,000
Wells Fargo Bank, N.A., Unsec. Medium-Term Floating Rate Notes (a)	0.79%	10/29/2016	100,000	100,000,000
Westpac Banking Corp., Sr. Unsec. Notes (a)(b)(d)	0.88%	11/07/2016	75,000	75,000,000
Total Notes (Cost $280,000,000)				280,000,000
Variable Rate Demand Notes–1.70%(e)
Credit Enhanced–1.70%
Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC-PNC Bank, N.A.) (f)	0.40%	06/01/2037	8,885	8,885,000
Calcasieu (Parish of), Louisiana Public Trust Authority (WPT Corp.); Series 1997, VRD Solid Waste Disposal RB (LOC-Bank of America, N.A.) (f)	0.46%	12/01/2027	8,560	8,560,000
Cleveland (City of) & Cuyahoga (County of) Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC-PNC Bank, N.A.) (f)	0.39%	01/01/2033	3,500	3,500,000
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC-PNC Bank, N.A.) (f)	0.44%	11/01/2030	18,230	18,230,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC-PNC Bank, N.A.) (f)	0.40%	04/01/2038	16,195	16,195,000
Gainesville (City of) & Hall (County of), Georgia Development Authority (Fieldale Farms Corp.); Series 2006, VDR Taxable IDR (LOC-Rabobank Nederland) (a)(f)	0.42%	03/01/2021	135	135,000
Illinois (State of) Finance Authority (Waste Management, Inc.); Series 2003, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.43%	09/01/2027	25,000	25,000,000
La Porte (City of), Indiana (Alpha Baking Co., Inc.); Series 2001, Ref. VRD Economic Development RB (LOC-BMO Harris Bank N.A.) (f)	0.46%	11/01/2018	2,130	2,130,000
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC-TD Bank, N.A.) (f)	0.45%	03/01/2039	1,800	1,800,000
Massachusetts (State of) Development Finance Agency (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC-TD Bank, N.A.) (f)	0.38%	07/01/2038	3,560	3,560,000
New York (City of), New York Housing Development Corp. (155 West 21st Street Development); Series 2007 B, VRD Taxable MFH Rental RB (CEP-FNMA)	0.37%	11/15/2037	2,600	2,600,000
New York (State of) Dormitory Authority (City University System); Series 2008 C, Ref. VRD RB (LOC-Bank of America, N.A.) (f)	0.40%	07/01/2031	39,000	39,000,000
New York (State of) Housing Finance Agency (Related 205 East 92nd Street Housing); Series 2014 A, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.40%	11/01/2047	34,000	34,000,000
Triborough Bridge & Tunnel Authority; Series 2002 F, Ref. VRD General RB (LOC-Landesbank Hessen-Thüringen Girozentrale) (f)	0.39%	11/01/2032	500	500,000
Total Variable Rate Demand Notes (Cost $164,095,000)				164,095,000

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Bills –1.26%(c)
U.S. Treasury Bills	0.40%	11/17/2016	$32,000	$31,940,662
U.S. Treasury Bills	0.45%	11/25/2016	50,000	89,805,300
Total U.S. Treasury Bills (Cost $121,745,962)				121,745,962
TOTAL INVESTMENTS (excluding Repurchase Agreements)–88.55% (Cost $8,559,628,030)				8,559,628,030
			Repurchase Amount
Repurchase Agreements–11.46%(g)
Citigroup Global Markets Inc., term agreement dated 04/11/2016, maturing value of $40,000,000 (collateralized by domestic and foreign non-agency asset-backed securities valued at $44,000,000; 0%-4.88%, 09/25/2034-03/10/2047) (b)	0.98%	12/02/2016	40,000,000	40,000,000
Credit Suisse Securities (USA) LLC, open agreement dated 10/07/2015, (collateralized by domestic non-agency asset-backed securities valued at $207,625,153; 0.53%-8.40%, 11/15/2029-06/25/2047) (a)(h)	0.98%	—	—	188,750,000
Credit Suisse Securities (USA) LLC, term agreement dated 05/25/2016, maturing value of $20,002,450 (collateralized by domestic non-agency asset-backed securities valued at $22,002,113; 0.61%-1.27%, 09/25/2031-01/25/2046) (a)(i)	0.63%	06/01/2016	20,002,450	20,000,000
ING Financial Markets, LLC, agreement dated 05/31/2016, maturing value $15,000,213 (collateralized by domestic corporate obligations valued at $15,752,852; 1.82%-4.50%, 03/15/2019-03/06/2045) (a)	0.51%	06/01/2016	15,000,213	15,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., joint agreement dated 05/31/2016, aggregate maturing value of $950,007,389 (collateralized by U.S. Treasury obligations valued at $969,000,071; 0.13%-4.25%, 04/15/2018-02/15/2044)	0.28%	06/01/2016	279,254,050	279,251,878
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 05/27/2016, maturing value of $137,178,100 (collateralized by domestic non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities and a foreign corporate obligation valued at $150,700,000; 0%-6.50%, 04/25/2019-04/26/2053) (b)(i)	0.78%	07/26/2016	137,178,100	137,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 05/31/2016, maturing value of $83,075,046 (collateralized by domestic non-agency mortgage-backed securities and domestic and foreign non-agency asset-backed securities valued at $91,300,000; 0%-6.64%, 12/20/2020-08/02/2049) (b)	0.93%	07/05/2016	83,075,046	83,000,000
RBC Capital Markets Corp., term agreement dated 04/28/2016, maturing value of $119,816,727 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities and domestic and foreign corporate obligations valued at $122,151,244; 0%-7.50%, 09/11/2017-04/01/2046) (a)(i)	0.59%	06/01/2016	119,816,727	119,750,000
RBC Capital Markets Corp., term agreement dated 05/31/2016, maturing value of $100,010,111 (collateralized by U.S. government sponsored agency obligations and domestic agency mortgage-backed securities valued at $102,000,000; 0%-7.47%, 05/01/2025-06/01/2046) (a)(i)	0.52%	06/07/2016	100,010,111	100,000,000
Wells Fargo Securities, LLC, term agreement dated 05/26/2016, maturing value of $25,002,576 (collateralized by domestic and foreign corporate obligations valued at $26,250,000; 0%-4.50%, 02/23/2018-03/16/2046) (i)	0.53%	06/02/2016	25,002,576	25,000,000
Wells Fargo Securities, LLC, term agreement dated 05/31/2016, maturing value of $100,010,111 (collateralized by domestic commercial paper valued at $105,000,001; 0%, 06/01/2016-07/28/2016) (i)	0.52%	06/07/2016	100,010,111	100,000,000
Total Repurchase Agreements (Cost $1,107,751,878)				1,107,751,878
TOTAL INVESTMENTS(j)(k)–100.01% (Cost $9,667,379,908)				9,667,379,908
OTHER ASSETS LESS LIABILITIES–(0.01)%				(1,028,787)
NET ASSETS–100.00%				$9,666,351,121

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

Investment Abbreviations:

CEP	—Credit Enhancement Provider
FNMA	—Federal National Mortgage Association
IDR	—Industrial Development Revenue Bonds
LOC	—Letter of Credit
MFH	—Multi-Family Housing
RB	—Revenue Bonds
Ref.	—Refunding
Sec.	—Secured
Sr.	—Senior
Unsec.	—Unsecured
VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France 15.7% ; Sweden: 11.9%; Canada: 11.7%; Japan: 11.0%; United Kingdom: 10.5%; other countries less than 5% each: 21.2%.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2016.

(c)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2016 was $2,644,050,743, which represented 27.35% of the Fund’s Net Assets.

(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2016.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(g)	Principal amount equals value at period end. See Note 1D.

(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are predetermined daily.

(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.

(j)	Also represents cost for federal income tax purposes.

(k)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities:	Percentage
RBC Capital Markets Corp.	5.3%
Nordea Bank Finland PLC	5.0
BNP Paribas S.A.	5.0
Lloyds Bank PLC	5.0

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

May 31, 2016

(Unaudited)

Premier U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–48.19%
Federal Farm Credit Bank (FFCB)–5.19%
Disc. Notes (a)	0.52%	12/20/2016	$10,000	$9,970,822
Unsec. Bonds (b)	0.50%	02/27/2017	2,220	2,219,518
Unsec. Bonds (b)	0.48%	04/17/2017	17,490	17,479,142
Unsec. Bonds (b)	0.47%	06/05/2017	10,000	9,997,494
Unsec. Bonds (b)	0.46%	07/14/2017	20,000	20,004,447
Unsec. Bonds (b)	0.48%	07/25/2017	10,000	10,005,533
Unsec. Bonds (b)	0.50%	08/10/2017	10,000	9,998,808
Unsec. Bonds (b)	0.49%	08/29/2017	2,250	2,249,293
Unsec. Bonds (b)	0.47%	10/02/2017	5,000	4,996,989
Unsec. Bonds (b)	0.46%	12/27/2017	8,000	7,983,573
Unsec. Bonds (b)	0.46%	01/17/2018	11,000	10,990,068
				105,895,687
Federal Home Loan Bank (FHLB)–33.87%
Unsec. Bonds	0.45%	10/07/2016	35,000	34,995,975
Unsec. Bonds (b)	0.50%	11/10/2016	50,000	50,000,040
Unsec. Bonds	0.56%	01/20/2017	25,000	24,998,444
Unsec. Bonds	0.54%	01/26/2017	35,000	34,988,445
Unsec. Bonds (b)	0.53%	02/22/2017	15,000	15,000,000
Unsec. Disc. Notes (a)	0.49%	08/10/2016	50,000	49,952,361
Unsec. Disc. Notes (a)	0.47%	08/12/2016	45,000	44,958,240
Unsec. Disc. Notes (a)	0.47%	08/17/2016	35,000	34,964,815
Unsec. Disc. Notes (a)	0.49%	08/19/2016	5,000	4,994,624
Unsec. Disc. Notes (a)	0.50%	08/26/2016	40,000	39,952,796
Unsec. Disc. Notes (a)	0.51%	08/31/2016	35,000	34,954,968
Unsec. Disc. Notes (a)	0.51%	09/07/2016	20,000	19,972,233
Unsec. Disc. Notes (a)	0.45%	10/05/2016	32,000	31,949,880
Unsec. Disc. Notes (a)	0.48%	10/14/2016	35,000	34,937,394
Unsec. Disc. Notes (a)	0.46%	10/19/2016	35,000	34,937,797
Unsec. Disc. Notes (a)	0.45%	11/02/2016	25,000	24,951,875
Unsec. Disc. Notes (a)	0.46%	11/04/2016	20,000	19,960,133
Unsec. Disc. Notes (a)	0.46%	11/16/2016	15,000	14,968,150
Unsec. Disc. Notes (a)	0.55%	11/18/2016	15,000	14,961,184
Unsec. Global Bonds (b)	0.50%	11/03/2016	30,000	30,000,000
Unsec. Global Bonds (b)	0.38%	01/17/2017	30,000	29,973,502
Unsec. Global Bonds (b)	0.53%	01/23/2017	15,000	15,000,000
Unsec. Global Bonds (b)	0.53%	02/24/2017	15,000	15,000,000
Unsec. Global Bonds (b)	0.46%	04/21/2017	15,000	14,994,001
Unsec. Global Bonds (b)	0.48%	09/05/2017	20,000	20,000,143
				691,367,000

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Mortgage Corp. (FHLMC)–4.01%
Unsec. Disc. Notes (a)	0.47%	08/12/2016	$25,000	$24,977,250
Unsec. Global Notes (b)	0.44%	04/20/2017	30,275	30,259,952
Unsec. Global Notes (b)	0.49%	04/27/2017	5,000	4,997,509
Unsec. Global Notes (b)	0.57%	07/21/2017	4,000	3,999,532
Series M006, Class A, Taxable VRD MFH Ctfs. (b)(c)	0.48%	10/15/2045	17,721	17,720,568
				81,954,811
Federal National Mortgage Association (FNMA)–4.02%
Unsec. Disc. Notes (a)	0.46%	08/17/2016	35,183	35,148,704
Unsec. Global Notes (b)	0.45%	09/08/2017	5,000	4,992,638
Unsec. Global Notes (b)	0.45%	10/05/2017	5,000	4,995,951
Unsec. Notes (b)	0.46%	07/25/2016	12,000	12,000,164
Unsec. Notes (b)	0.46%	07/20/2017	5,000	4,998,883
Unsec. Notes (b)	0.44%	08/16/2017	20,000	19,995,122
				82,131,462
Overseas Private Investment Corp. (OPIC)–1.10%
Sr. Unsec. Gtd. VRD COP Bonds (c)	0.40%	02/15/2028	10,000	10,000,000
Unsec. Gtd. VRD COP Bonds (c)	0.41%	12/15/2019	12,420	12,420,000
				22,420,000
Total U.S. Government Sponsored Agency Securities (Cost $983,768,960)				983,768,960
U.S. Treasury Securities–9.30%
U.S. Treasury Bills–9.30%(a)
U.S. Treasury Bills	0.44%	08/18/2016	35,000	34,966,974
U.S. Treasury Bills	0.45%	08/18/2016	30,000	29,971,270
U.S. Treasury Bills	0.45%	08/25/2016	35,000	34,963,184
U.S. Treasury Bills	0.34%	09/01/2016	30,000	29,974,406
U.S. Treasury Bills	0.49%	09/01/2016	20,000	19,975,467
U.S. Treasury Bills	0.51%	09/15/2016	10,000	9,985,131
U.S. Treasury Bills	0.47%	09/29/2016	30,000	29,953,750
Total U.S. Treasury Securities (Cost $189,790,182)				189,790,182
TOTAL INVESTMENTS (excluding Repurchase Agreements)–57.49% (Cost $1,173,559,142)				1,173,559,142

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Repurchase Agreements–43.99%(d)
BNP Paribas Securities Corp., agreement dated 05/31/2016, maturing value of $170,001,606 (collateralized by U.S. Treasury obligations valued at $170,442,151; 2.13%, 05/15/2025)	0.34%	06/01/2016	$170,001,606	$170,000,000
Citigroup Global Markets Inc., joint agreement dated 05/31/2016, aggregate maturing value of $250,002,014 (collateralized by U.S. government agency obligations valued at $255,000,773; 0%-6.25%, 06/20/2016-09/15/2065)	0.29%	06/01/2016	98,000,790	98,000,000
HSBC Securities (USA) Inc., agreement dated 05/31/2016, maturing value of $28,000,307 (collateralized by a U.S. Treasury obligation valued at $28,319,835; 2.38%, 01/15/2017)	0.32%	06/01/2016	28,000,307	28,000,058
ING Financial Markets, LLC, agreement dated 05/31/2016, maturing value of $55,017,720 (collateralized by U.S. Treasury obligations valued at $56,189,852; 0.25%, 01/15/2025)	0.34%	06/01/2016	55,017,720	55,017,200
Merrill Lynch, Pierce, Fenner & Smith, Inc., joint agreement dated 05/31/2016, aggregate maturing value of $950,007,389 (collateralized by U.S. Treasury obligations valued at $969,000,071; 0.13%-4.25%, 04/15/2018-02/15/2044)	0.28%	06/01/2016	39,854,851	39,854,541
RBC Capital Markets Corp., joint term agreement dated 05/18/2016, aggregate maturing value of $345,188,983 (collateralized by domestic agency mortgage-backed securities valued at $351,900,000; 2.50%-5.00%, 05/01/2026-06/01/2046) (e)	0.34%	07/15/2016	85,046,561	85,000,000
RBC Capital Markets Corp., joint term agreement dated 05/20/2016, aggregate maturing value of $520,338,000 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $530,400,001; 0.13%-7.50%, 04/15/2018-06/01/2046) (e)	0.39%	07/19/2016	110,071,500	110,000,000
Societe Generale, agreement dated 05/31/2016, maturing value of $59,999,352 (collateralized by U.S. Treasury obligations valued at $61,242,226; 1.75%, 12/31/2020)	0.34%	06/01/2016	59,999,352	59,998,785
Societe Generale, joint term agreement dated 05/25/2016, aggregate maturing value of $350,021,778 (collateralized by U.S. Treasury obligations, U.S. government sponsored agency obligations and domestic agency mortgage-backed securities valued at $357,000,000; 0%-4.50%, 11/03/2016-01/20/2046) (e)	0.32%	06/01/2016	100,006,222	100,000,000
Societe Generale, open agreement dated 05/03/2016, (collateralized by a U.S. Treasury obligation and domestic agency mortgage-backed securities valued at $7,140,047; 1.63%-5.49%, 06/30/2020-04/20/2060) (f)	0.28%	—	—	7,000,000
Wells Fargo Securities, LLC, joint agreement dated 05/31/2016, aggregate maturing value of $550,004,736 (collateralized by U.S. government sponsored agency obligations and domestic agency mortgage-backed securities valued at $561,000,586; 0%-10.35%, 06/30/2016-09/15/2042)	0.31%	06/01/2016	70,000,603	70,000,000
Wells Fargo Securities, LLC, term agreement dated 04/07/2016, maturing value of $40,044,000 (collateralized by domestic agency mortgage-backed securities valued at $40,800,000; 0%-2.28%, 06/25/2021-01/25/2046)	0.44%	07/06/2016	40,044,000	40,000,000
Wells Fargo Securities, LLC, term agreement dated 05/09/16, maturing value of $35,039,813 (collateralized by domestic agency mortgage-backed securities valued at $35,700,000; 0%-10.08%, 08/25/2020-03/25/2044)	0.45%	08/08/2016	35,039,813	35,000,000
Total Repurchase Agreements (Cost $897,870,584)				897,870,584
TOTAL INVESTMENTS(g)–101.48% (Cost $2,071,429,726)				2,071,429,726
OTHER ASSETS LESS LIABILITIES–(1.48)%				(30,143,120)
NET ASSETS–100.00%				$2,041,286,606

Investment Abbreviations:

COP	— Certificates of Participation
Ctfs.	— Certificates
Disc.	— Discounted
Gtd.	— Guaranteed
MFH	— Multi-Family Housing
Unsec.	— Unsecured
VRD	— Variable Rate Demand

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier U.S. Government Money Portfolio

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2016.

(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2016.

(d)	Principal amount equals value at period end. See Note 1D.

(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.

(f)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are predetermined daily.

(g)	Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

May 31, 2016

(Unaudited)

Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–98.30%
Alabama–3.68%
Alabama (State of); Series 2010 C, Ref. Unlimited Tax GO Bonds	5.00%	06/01/2016	$150	$150,000
Mobile (City of) Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC-Bank of America, N.A.) (a)(b)(d)	0.40%	05/01/2041	1,170	1,170,000
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC-Swedbank AB) (a)(b)(c)	0.41%	07/01/2040	3,900	3,900,000
				5,220,000
Arizona–1.06%
Maricopa (County of) Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP-FNMA) (a)	0.41%	04/15/2030	1,500	1,500,000
California–6.09%
California (State of) Infrastructure & Economic Development Bank (Pacific Gas & Electric Co.); Series 2009 C, Ref. VRD RB (LOC-Sumitomo Mitsui Banking Corp.) (a)(b)(c)	0.29%	12/01/2016	4,150	4,150,000
East Bay Regional Park District (Election of 2008); Series 2013 A, Unlimited Tax GO Bonds	3.00%	09/01/2016	200	201,275
Riverside (City of); Series 2011 A, Ref. Floating Rate Water RB (e)(f)	0.55%	02/01/2017	650	650,000
Southern California Metropolitan Water District; Series 2009 A-2, Ref. Floating Rate RB (e)(f)	0.60	08/30/2016	2,200	2,200,000
Torrance (City of); Series 2015, Unlimited Tax GO TRAN	1.50%	06/30/2016	1,450	1,451,366
				8,652,641
Colorado–0.89%
Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.47%	02/01/2031	300	300,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.47%	07/01/2034	300	300,000
Colorado (State of) Health Facilities Authority (Arapahoe House); Series 2004 A, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.47%	04/01/2024	50	50,000
Gateway Regional Metropolitan District; Series 2008, Ref. VRD Improvement Limited Tax GO Bonds (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.42%	12/01/2037	615	615,000
				1,265,000
Delaware–1.03%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County, Inc.); Series 2006, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.42%	09/01/2036	500	500,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.42%	05/01/2036	958	958,000
				1,458,000
District of Columbia–0.32%
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC-Bank of America, N.A.) (a)(b)(d)	0.57%	01/01/2029	450	450,000
Florida–4.80%
Florida (State of) Board of Education; Series 2008 C, Ref. Public Education Capital Outlay Unlimited Tax GO Bonds	5.00%	06/01/2016	500	500,000
Halifax Hospital Medical Center; Series 2008, Ref. VRD Improvement RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.41%	06/01/2048	1,250	1,250,000
Jacksonville (City of) (Edward Waters College, Inc.); Series 2001, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.47%	10/01/2021	845	845,000
Palm Beach (County of) (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC-Northern Trust Co.) (a)(b)	0.37%	07/01/2032	4,226	4,226,000
				6,821,000

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–4.22%
Atlanta (City of) Housing Authority (Villages of East Lake Phase II); Series 1999, VRD MFH RB (LOC-Bank of America, N.A.) (a)(b)(d)(g)	0.52%	01/01/2029	$600	$600,000
DeKalb (County of) Development Authority (Atlanta Jewish Federation, Inc.); Series 1996, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.47%	08/01/2021	100	100,000
DeKalb (County of) Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP-FNMA) (a)	0.39%	06/15/2025	398	398,000
Fulton (County of) Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.47%	01/01/2020	200	200,000
Gainesville (City of) & Hall (County of) Development Authority (Fieldale Farms Corp.); Series 2006, VDR Taxable IDR (LOC-Rabobank Nederland) (a)(b)(c)	0.42%	03/01/2021	1,715	1,715,000
Georgia (State of); Series 2012 A, Unlimited Tax GO Bonds	5.00%	07/01/2016	500	501,918
Gwinnett (County of) Development Authority (Price Cos., Inc.); Series 1998, VRD IDR (LOC-Bank of America, N.A.) (a)(b)(d)(g)	0.66%	12/01/2018	300	300,000
Gwinnett County School District; Series 2012 A, Unlimited Tax GO Bonds	4.00%	10/01/2016	135	136,552
Heard (County of) Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.40%	01/01/2038	1,485	1,485,000
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.47%	09/01/2020	300	300,000
Smyrna (City of) Hospital Authority (Ridgeview Institute Inc.); Series 2002, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.47%	11/01/2027	260	260,000
				5,996,470
Illinois–6.73%
Glendale Heights (Village of) (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.42%	03/01/2030	2,150	2,150,000
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC-BMO Harris Bank N.A.) (a)(b)	0.40%	02/01/2042	1,600	1,600,000
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC-BMO Harris Bank N.A.) (a)(b)(d)	0.45%	10/01/2017	120	120,000
Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (LOC-FHLB of Chicago) (a)(b)	0.43%	06/01/2040	1,295	1,295,000
Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)(d)	0.50%	06/01/2017	175	175,000
Illinois (State of) Finance Authority (Uhlich Children’s Advantage); Series 2006, VRD RB (LOC-U.S. Bank, N.A.) (a)(b)	0.41%	05/01/2036	1,900	1,900,000
Illinois (State of) Housing Development Authority (Danbury Court Apartments-Phase II); Series 2004 B, VRD MFH RB (LOC-FHLB of Indianapolis) (a)(b)(g)	0.72%	12/01/2039	435	435,000
Memorial Health System Obligated Group; Series 2004, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.50%	10/01/2024	1,300	1,300,000
Romeoville (Village of) (Metropolitan Industries, Inc.); Series 1997, VRD IDR (LOC-BMO Harris Bank N.A.) (a)(b)(g)	0.46%	04/01/2022	584	584,000
				9,559,000
Indiana–3.86%
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.47%	08/01/2037	1,000	1,000,000
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 C, VRD Midwestern Disaster Relief RB (LOC-Bank of Nova Scotia) (a)(b)(c)	0.40%	06/01/2040	3,385	3,385,000
Knox (City of) (J.W. Hicks, Inc.); Series 2005 A, VRD Economic Development RB (LOC-BMO Harris Bank N.A.) (a)(b)(g)	0.46%	03/01/2022	915	915,000
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.50%	10/01/2019	180	180,000
				5,480,000

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa–1.07%
Iowa (State of) Finance Authority (Powerfilm, Inc.); Series 2007, VRD IDR (LOC-Bank of America, N.A.) (a)(b)(g)	0.56%	06/01/2028	$500	$500,000
West Des Moines (City of); Series 2010 A, Ref. Capital Loan Unlimited Tax GO Notes	4.00%	06/01/2016	1,020	1,020,000
				1,520,000
Kansas–2.80%
Kansas (State of) Development Finance Authority (Chesapeake Apartments); Series 2000 M, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.42%	07/01/2030	3,970	3,970,000
Louisiana–0.63%
Calcasieu (Parish of) Public Trust Authority (WPT Corp.); Series 1997, VRD Solid Waste Disposal RB (LOC-Bank of America, N.A.) (a)(b)(g)	0.46%	12/01/2027	900	900,000
Maryland–1.37%
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation); Series 2007, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.41%	07/01/2028	770	770,000
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC-TD Bank, N.A) (a)(b)	0.34%	07/01/2041	469	469,000
Montgomery (County of); Series 2005 A, Ref. Consolidated Public Improvement Unlimited Tax GO Bonds	5.00%	07/01/2016	700	702,752
				1,941,752
Massachusetts–4.93%
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC-TD Bank, N.A.) (a)(b)	0.45%	03/01/2039	5,200	5,200,000
Massachusetts (State of) Development Finance Agency (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC-TD Bank, N.A.) (a)(b)	0.38%	07/01/2038	1,796	1,796,000
				6,996,000
Michigan–2.65%
Michigan (State of) Housing Development Authority (Berrien Woods III Apartments); Series 2000 B, VRD Limited Obligation MFH RB (LOC-FHLB of Indianapolis) (a)(b)(g)	0.59%	07/01/2032	250	250,000
Kent Hospital Finance Authority (Spectrum Health System); Series 2008 C, Ref. VRD RB (LOC-Bank of New York Mellon (The)) (a)(b)	0.38%	01/15/2026	3,500	3,500,000
				3,750,000
Minnesota–2.96%
Minnesota (State of); Series 2014 E, Ref. State Trunk Highway Unlimited Tax GO Bonds	3.00%	08/01/2016	1,325	1,331,146
Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC-U.S. Bank, N.A.) (a)(b)	0.35%	04/01/2037	1,623	1,623,000
Minnetonka (City of) (Minnetonka Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA) (a)	0.49%	11/15/2031	1,000	1,000,000
Oak Park Heights (City of) (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.40%	11/01/2035	250	250,000
				4,204,146
Mississippi–1.48%
Mississippi Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 A, VRD Gulf Opportunity Zone IDR (a)	0.35%	12/01/2030	1,000	1,000,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.40%	04/01/2037	1,113	1,113,000
				2,113,000

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–6.22%
Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD RB (LOC-FHLB of Chicago) (a)(b)	0.43%	08/01/2038	$2,245	$2,245,000
Missouri (State of) Health & Educational Facilities Authority (BJC Health Systems); Series 2013 C, Floating Rate RB (e)(f)	0.60%	12/27/2016	1,000	1,000,000
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC-FHLB of Des Moines) (a)(b)	0.47%	12/01/2019	300	300,000
St. Charles (County of) Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.42%	12/01/2027	235	235,000
St. Joseph (City of) Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC-U.S. Bank, N.A.) (a)(b)	0.35%	11/15/2043	650	650,000
St. Louis (County of) Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA) (a)	0.42%	04/15/2027	4,400	4,400,000
				8,830,000
Nebraska–0.29%
Nebraska (State of) Investment Finance Authority (Irvington Heights Apartments); Series 2007 B, VRD MFH RB (LOC-Citibank, N.A.) (a)(b)	0.50%	10/01/2042	410	410,000
Nevada–1.08%
Carson (City of) (Carson-Tahoe Hospital); Series 2003 B, VDR Hospital RB (LOC-U.S. Bank, N.A.) (a)(b)	0.39%	09/01/2033	1,039	1,039,000
Nevada (State of); Series 2012 B, Ref. Capital Improvement & Cultural Affairs Limited Tax GO Bonds	5.00%	08/01/2016	500	503,710
				1,542,710
New Jersey–0.03%
New Jersey (State of) Economic Development Authority (Job Haines Home); Series 1998, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.41%	02/01/2028	48	48,000
New Mexico–1.06%
New Mexico (State of); Series 2010 A, Severance Tax RB	5.00%	07/01/2016	1,000	1,003,914
New Mexico (State of) Finance Authority (Sr. Lien Public); Series 2016 A, Revolving Fund RB	2.00%	06/01/2016	500	500,000
				1,503,914
New York–6.66%
New York (City of) Housing Development Corp. (155 West 21st Street Development); Series 2007 B, VRD MFH RB (CEP-FNMA) (a)	0.37%	11/15/2037	1,550	1,550,000
New York (City of) Housing Development Corp. (The Crest); Series 2005 A, VRD MFH RB (LOC-Landesbank Hessen-Thueringen Girozentrale) (a)(b)	0.41%	12/01/2036	2,500	2,500,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2014 A, VRD RB (LOC-Bank of China Ltd.) (a)(b)(c)	0.50%	11/01/2049	2,500	2,500,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 A, VRD RB (LOC-Bank of China Ltd.) (a)(b)(c)	0.50%	11/01/2049	1,500	1,500,000
New York (State of) Housing Finance Agency (Riverside Center 2 Housing); Series 2015 A-1, VRD RB (LOC-Bank of America, N.A.) (a)(b)	0.43%	11/01/2046	1,400	1,400,000
				9,450,000
North Carolina–1.59%
Alamance (County of) Industrial Facilities & Pollution Control Financing Authority (Pure Flow, Inc.); Series 2001, VRD IDR (LOC-Wells Fargo Bank, N.A.) (a)(b)(g)	0.52%	07/01/2021	450	450,000
Greensboro (City of) (Combined Enterprise System); Series 2012 A, Ref. RB	5.00%	06/01/2016	200	200,000
North Carolina (State of) Educational Facilities Finance Agency (Duke University); Series 1991 B, VRD RB (a)	0.40%	12/01/2021	250	250,000
Rockingham (County of) Industrial Facilities & Pollution Control Financing Authority (Pine Hall Brick Co., Inc.); Series 2000, VRD IDR (LOC-Branch Banking & Trust Co.) (a)(b)(g)	0.43%	08/01/2020	1,350	1,350,000
				2,250,000

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–3.42%
Columbus (City of) Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC-U.S. Bank, N.A.) (a)(b)	0.40%	03/01/2034	$800	$800,000
Franklin (County of) (Golf Pointe Apartments); Series 2000 B, VRD MFH RB (LOC-FHLB of Indianapolis) (a)(b)(d)(g)	0.72%	01/01/2034	200	200,000
Franklin (County of) (Ohio Health Corp.); Series 2011 C, Ref. Floating Rate Hospital Facilities RB (e)(f)	0.44%	06/01/2016	600	600,000
Franklin (County of) (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC-Northern Trust Co.) (a)(b)	0.52%	12/01/2021	3,250	3,250,000
				4,850,000
Oregon–1.94%
Marion (County of) Housing Authority (Residence at Marion Estates); Series 1997, VRD RB (LOC-U.S. Bank, N.A.) (a)(b)(g)	0.45%	07/01/2027	1,505	1,505,000
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 A, VRD RB (LOC-U.S. Bank, N.A.) (a)(b)	0.40%	08/01/2034	1,248	1,248,000
				2,753,000
Pennsylvania–5.35%
Crawford (County of) Industrial Development Authority (Allegheny College); Series 2009 B, VRD College RB (LOC-PNC Bank, N.A.) (a)(b)	0.42%	11/01/2039	1,000	1,000,000
Derry (Township of) Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC-PNC Bank, N.A.) (a)(b)	0.44%	11/01/2030	1,260	1,260,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.42%	10/15/2025	1,070	1,070,000
Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC-PNC Bank, N.A.) (a)(b)	0.41%	09/01/2028	1,400	1,400,000
Pennsylvania (State of) Economic Development Financing Authority (Greene Towne School, Inc.); Series 2000 I-1, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.53%	12/01/2025	300	300,000
Pennsylvania (State of) Economic Development Financing Authority (Moshannon Valley Economic Development Partnership, Inc.); Series 2003 A-1, VRD RB (LOC-PNC Bank, N.A.) (a)(b)(g)	0.57%	04/01/2017	50	50,000
Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Area Independent School Business Officers Association Financing Program- The Crefeld School); Series 2001 E-2, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.53%	12/01/2026	400	400,000
Pennsylvania (State of) Economic Development Financing Authority (PMF Industries, Inc.); Series 2006 C-2, VRD RB (LOC-PNC Bank, N.A.) (a)(b)(g)	0.57%	12/01/2026	575	575,000
Pennsylvania (State of) Economic Development Financing Authority (The Kingsley Association); Series 2006 B-1, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.55%	08/01/2026	225	225,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent College and Universities of Pennsylvania Financing Program-Mount Aloysius College); Series 1998 C-3, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.53%	11/01/2018	300	300,000
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University); Series 2002 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.40%	05/01/2032	1,011	1,011,000
				7,591,000
South Carolina–1.01%
South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Morris College); Series 1997, VRD RB (LOC-Bank of America, N.A.) (a)(b)(d)	0.54%	07/01/2017	240	240,000
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D, Ref. VRD RB (LOC-Bank of New York Mellon (The)) (a)(b)	0.39%	11/01/2025	1,200	1,200,000
				1,440,000
Tennessee–0.07%
Tennessee (State of); Series 2014 A, Unlimited Tax GO Bonds	3.00%	09/01/2016	100	100,603

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–7.63%
Austin (City of); Series 2010, Ref. Public Improvement Limited Tax GO Bonds	5.00%	09/01/2016	$350	$353,907
Austin Community College District ; Series 2015, Limited Tax GO Bonds	3.00%	08/01/2016	300	301,319
Capital Area Housing Finance Corp. (Cypress Creek at River Bend Apartments); Series 2006, VRD MFH RB (LOC-Citibank Bank, N.A.) (a)(b)(g)	0.43%	10/01/2039	1,200	1,200,000
Lewisville Independent School District; Series 2014 A, School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund Guarantee Program)	3.00%	08/15/2016	1,000	1,005,639
San Gabriel Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.40%	04/01/2026	168	168,000
Tarrant (County of) Housing Finance Corp. (Remington Hill Development); Series 1998, VRD MFH RB (CEP-FNMA) (a)	0.40%	02/15/2028	300	300,000
Tarrant (County of) Regional Water District (City of Dallas); Series 2012, Water Control & Improvement RB	5.00%	09/01/2016	200	202,227
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP-FHLMC) (a)	0.42%	05/01/2042	2,300	2,300,000
University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB (a)	0.38%	08/01/2025	5,000	5,000,000
				10,831,092
Utah–1.84%
Sanpete (County of) (Wasatch Academy); Series 2003, VRD School Facility RB (LOC-U.S. Bank, N.A.) (a)(b)	0.47%	08/01/2028	260	260,000
Utah (County of) (IHC Health Services, Inc.); Series 2014 B, Floating Rate Hospital RB (e)(f)	0.60%	12/27/2016	900	900,000
Utah (State of) Associated Municipal Power Systems (Horse Butte Wind); Series 2012 B, VRD RB (LOC-Bank of Montreal) (a)(b)(c)	0.40%	09/01/2032	1,000	1,000,000
Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP-FHLMC) (a)	0.45%	04/01/2042	450	450,000
				2,610,000
Vermont–0.83%
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC-TD Bank, N.A.) (a)(b)	0.37%	09/01/2038	1,176	1,176,000
Virginia–1.03%
Alexandria (City of); Series 2011, Capital Improvement Unlimited Tax GO Bonds	5.00%	07/15/2016	450	452,607
Loudoun (County of) Industrial Development Authority (Loudoun County Day School, Inc.); Series 2008, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.40%	03/01/2038	500	500,000
Newport News (City of); Series 2015, Ref. Unlimited Tax GO Bonds	5.00%	07/15/2016	500	502,727
				1,455,334
Washington–1.12%
Washington (State of) Housing Finance Commission (District Council No. 5 Apprenticeship & Training Trust Fund); Series 2006, VRD Non-Profit RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.47%	11/01/2032	615	615,000
Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-Profit RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.37%	04/01/2043	976	976,000
				1,591,000

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–6.56%
Appleton (City of) (Great Northern Corp.); Series 2002 A, VRD IDR (LOC-Wells Fargo Bank, N.A.) (a)(b)(g)	0.57%	09/01/2019	$1,048	$1,048,000
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC-FHLB of Chicago) (a)(b)	0.43%	10/01/2042	2,535	2,535,000
Milwaukee (City of); Series 2015 M7, School RAN	2.00%	06/30/2016	2,500	2,503,582
Oneida Tribe of Indians of Wisconsin; Series 2001, VRD Health Facilities RB (LOC-Bank of America, N.A.) (a)(b)	0.47%	07/01/2016	370	370,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.45%	05/01/2030	2,861	2,861,000
				9,317,582
Total Municipal Obligations 98.30% (Cost $139,547,244)				139,547,244
U.S. Treasury Bills –0.98%
U.S. Treasury Bills (Cost $1,396,971)	0.45%	11/25/2016	1,400	1,396,971
TOTAL INVESTMENTS(h)(i)–99.28% (Cost $140,944,215)				140,944,215
OTHER ASSETS LESS LIABILITIES–0.72%				1,023,023
NET ASSETS–100.00%				$141,967,238

Investment Abbreviations:

CEP	—Credit Enhancement Provider
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GO	—General Obligation
IDR	—Industrial Development Revenue Bonds
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCR	—Pollution Control Revenue Bonds
RAN	—Revenue Anticipation Notes
RB	—Revenue Bonds
Ref.	—Refunding
Sr.	—Senior
TRAN	—Tax and Revenue Anticipation Notes
VRD	—Variable Rate Demand

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2016.

(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: other countries less than 5% each: 12.8%.

(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2016 was $3,255,000, which represented 2.29% of the Fund’s Net Assets.

(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2016.

(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(g)	Security subject to the alternative minimum tax.

(h)	Also represents cost for federal income tax purposes.

(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities:	Percentage
PNC Bank, N.A.	6.6%
Federal National Mortgage Association	6.5
Federal Home Loan Mortgage Corporation	6.5
U.S. Bancorp	6.4
TD Bank, N.A.	6.1
Wells Fargo Bank, N.A.	6.0
JPMorgan Chase Bank, N.A.	6.0
Northern Trust Corporation	5.3
Federal Home Loan Banks	5.2

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Each Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to Fund investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Repurchase Agreements – The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

E.	Other Risks – Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2016, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Item 2.	Controls and Procedures.

(a)	As of May 25, 2016, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 25, 2016, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 29, 2016

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 29, 2016

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	July 29, 2016

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.